Form N-CSR Cover	6 Months Ended	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		EA Series Trust
Entity Central Index Key		0001592900
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report	annual shareholder report